Equity (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	242,317	87,158
Increase in equity	$ 5.2	$ 1.7
Unrecognized compensation cost	$ 5.1
Weighted average period for recognition	1 year 4 months 24 days
RSUs and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 45.1
Weighted average period for recognition	2 years 10 months 25 days